Share-Based Compensation - Additional Information (Detail) (USD $)	9 Months Ended		12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended		0 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Sep. 30, 2014 Restricted Stock [Member]	Dec. 31, 2013 Restricted Stock [Member]	Sep. 30, 2014 Employee Stock Option [Member]	Jun. 30, 2014 2013 Long Term Incentive Plan	Mar. 31, 2013 Chief Executive Officer	Apr. 11, 2013 Officers And Management	Apr. 14, 2014 Director [Member]	Apr. 14, 2014 Officers And Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of restricted stock unit, granted	12,348		102,117					60,000	42,117
Weighted average value, granted	$ 24.29		$ 10.00					$ 10.00	$ 10.04
Vesting term	Vest on the third anniversary of the grant date.
Restricted stock unit, vesting in period	61,350		258,000
Share vested, total fair value	$ 1,802,463		$ 6,950,520
Maximum number of shares authorized for grant							3,000,000
Granted, Number of shares	231,055									12,348	231,055
Weighted average value, per share										$ 24.29	$ 7.45
Share-based compensation costs	522,152	578,557
Total compensation cost not yet recognized				726,159	948,311
Total compensation cost not yet recognized period for recognition				1 year 1 month 6 days	1 year 6 months 11 days	2 years 6 months 15 days
Vesting period											3 years
Share-based Compensation, expiration period											10 years
Share-based compensation costs relating to options granted	259,860
Total unrecognized compensation costs related to non-vested options	$ 1,460,576